Trade Accounts Receivable	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Trade Accounts Receivable
5.	Trade Accounts Receivable
As of December 31, this caption includes the following:

In thousands of soles	Note	2024	2023	2022
Trade accounts receivable		1,041,330	904,997	612,994
Trade accounts receivable from related parties	31	3,191	1,637	312

		1,044,521	906,634	613,306

Less: Loss for impairment of trade receivables		(82,064)	(45,298)	(38,589)

		962,457	861,336	574,717

Current		961,886	860,916	574,166

Non-current		571	420	551

Trade accounts receivable have current maturity, do not bear interest and do not have specific guarantees. Trade accounts receivable included the unbilled amount for S/ 152,937 thousand (S/ 161,651 thousand as December 31, 2023 and S/ 141,722 thousand as of December 31, 2022). These amounts will become billable within the first quarter of the next annual period.

As of December 31, 2024, 2023 and 2022, the
non-current
portion corresponds to receivables agreements with individual customers related to healthcare services, mainly with maturities between 24 and 36 months, and do not have specific guarantees.
The impairment estimate of trade accounts receivable is included in the “Loss for impairment of trade receivables” item in the consolidated statement of profit or loss and other comprehensive income. Amounts charged to results of the impairment period are generally written off when there is no expectation of cash recovery.
Disaggregation of trade accounts receivable
This caption includes the following:

In thousands of soles	2024	2023	2022
Healthcare services	962,457	861,336	574,717

	962,457	861,336	574,717

By primary geographical markets
2024

In thousands of soles	Peru	Colombia	México	Total
Healthcare services	245,916	624,184	92,357	962,457

	245,916	624,184	92,357	962,457

2023

In thousands of soles	Peru	Colombia	México	Total
Healthcare services	167,963	567,672	125,701	861,336

	167,963	567,672	125,701	861,336

2022

In thousands of soles	Peru	Colombia	México	Total
Healthcare services	130,066	367,352	77,299	574,717

	130,066	367,352	77,299	574,717

Transfer of accounts receivable
As of December 31, 2024, the Group maintain factoring agreements with Citibank del Perú S.A. in order to have more liquidity. According to these agreements, the Group sold without recourse trade receivables for S/ 138,300 thousand (S/ 153,767 thousand as December 31, 2023 and S/ 128,775 thousand as December 31, 2022). These trade receivables have been derecognized from the consolidated statement of financial position, because the Group transferred substantially all of the risks and rewards.
Expected credit loss assessment for customers (ECL)
The Group uses an allowance matrix to measure the ECLs of trade receivables. Loss rates are calculated using a “roll rate” method based on the probability of a receivable progressing through successive stages of delinquency to write-off.
Roll rates are calculated separately for exposures in different segments based on the following common credit risk characteristics: geographic region, age of customer relationship and type of product purchased.

The Group’s exposure to credit risk is mainly influenced by the characteristics of corporate and individual clients. The Group has established a credit policy under which the client is analyzed by group if it is individual or corporate to determine its solvency before payment and the terms and conditions of the service are offered. The Group’s evaluation includes external qualifications, information from credit agencies, and considers that the main corporate clients are insurers that are supervised by the banking and insurance regulators.
The Group limits its exposure to the credit risk of trade accounts receivable by establishing a maximum payment period of one and three months for individual and corporate clients.
The composition of accounts receivable by geographic region and aging as of December 31, 2024, 2023 and 2022 is as follows:
2024

In thousands of soles	Peru	Colombia	México	Total
Current (not past due)	148,219	222,487	80,296	451,002
1 - 90 days past due	55,959	192,844	13,865	262,668
91 - 180 days past due	30,187	103,337	1,090	134,614
181 - 360 days past due	21,118	76,379	761	98,258
More than 360 days past due	30,233	67,225	521	97,979

	285,716	662,272	96,533	1,044,521

2023

In thousands of soles	Peru	Colombia	México	Total
Current (not past due)	109,854	247,064	93,005	449,923
1 - 90 days past due	37,908	186,323	30,853	255,084
91 - 180 days past due	13,511	44,738	1,563	59,812
181 - 360 days past due	11,401	62,419	944	74,764
More than 360 days past due	26,853	39,906	292	67,051

	199,527	580,450	126,657	906,634

2022

In thousands of soles	Peru	Colombia	México	Total
Current (not past due)	80,380	229,200	69,608	379,188
1 - 90 days past due	37,843	71,886	7,430	117,159
91 - 180 days past due	12,825	30,541	118	43,484
181 - 360 days past due	5,296	26,273	117	31,686
More than 360 days past due	24,908	16,727	154	41,789

	161,252	374,627	77,427	613,306

The following table provides information about the exposure to credit risk and ECLs for trade receivables from corporate customers as of December 31, 2024, 2023 and 2022:
2024

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	0.26%	418,626	1,103
1 - 90 days past due	0.67%	267,552	1,782
91 - 180 days past due	13.76%	134,059	18,448
181 - 360 days past due	10.47%	95,155	9,966
More than 360 days past due	39.30%	80,147	31,499

		995,539	62,798

2023

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	0.13%	439,258	573
1 - 90 days past due	0.57%	251,240	1,420
91 - 180 days past due	4.67%	58,196	2,717
181 - 360 days past due	10.64%	71,527	7,613
More than 360 days past due	38.43%	50,483	19,400

		870,704	31,723

2022

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	0.33%	335,439	1,114
1 - 90 days past due	2.04%	106,157	2,169
91 - 180 days past due	3.99%	41,016	1,636
181 - 360 days past due	8.52%	26,967	2,298
More than 360 days past due	57.61%	26,901	15,497

		536,480	22,714

The following table provides information about the exposure to credit risk and ECLs for trade receivables from individual customers as of December 31, 2024, 2023 and 2022:
2024

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	1.37%	14,237	195
1 - 90 days past due	7.22%	8,063	582
91 - 180 days past due	42.50%	2,135	907
181 - 360 days past due	36.56%	4,029	1,473
More than 360 days past due	78.51%	20,518	16,109

		48,982	19,266

2023

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	2.95%	10,665	315
1 - 90 days past due	5.10%	3,844	196
91 - 180 days past due	11.76%	1,616	190
181 - 360 days past due	23.42%	3,237	758
More than 360 days past due	73.13%	16,568	12,116

		35,930	13,575

2022

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	3.12%	43,749	1,363
1 - 90 days past due	14.53%	11,002	1,599
91 - 180 days past due	13.53%	2,468	334
181 - 360 days past due	29.18%	4,719	1,377
More than 360 days past due	75.24%	14,888	11,202

		76,826	15,875

The annual movement of loss for impairment of trade accounts receivables is the following:

In thousands of soles	2024	2023	2022
Initial balance	45,298	38,589	44,830
Additions	42,413	6,979	5,255
Recovery	(1,558)	(1,295)	(6,835)
Write-off	(671)	(2,781)	(2,828)
Exchange difference	(3,418)	3,806	(1,833)

Final balance	82,064	45,298	38,589